Carnival Corporation & Plc Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Nov. 30, 2014		Nov. 30, 2013
Current Assets
Cash and cash equivalents	$ 331		$ 462
Trade and other receivables, net	332		405
Insurance recoverables	154		381
Inventories	364		374
Prepaid expenses and other	322		315
Total current assets	1,503		1,937
Property and Equipment, Net	32,773	[1]	32,905	[1]
Goodwill	3,127		3,210
Other Intangibles	1,270		1,292
Other Assets	859		760
Total assets	39,532		40,104
Current Liabilities
Short-term borrowings	666	[2]	60	[2]
Current portion of long-term debt	1,059	[2]	1,408	[2]
Accounts payable	626		639
Claims reserve	262		456
Accrued liabilities and other	1,276		1,126
Customer deposits	3,032		3,031
Total current liabilities	6,921		6,720
Long-Term Debt	7,363	[2]	8,092	[2]
Other Long-Term Liabilities	960		736
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,384		8,325
Retained earnings	19,242		18,782
Accumulated other comprehensive (loss) income	(616)		161
Treasury stock, 59 shares at 2014 and 2013 of Carnival Corporation and 32 shares at 2014 and 2013 of Carnival plc, at cost	(3,087)		(3,077)
Total shareholders' equity	24,288		24,556
Liabilities and Equity, Total	39,532		40,104
Common Stock
Shareholders' Equity
Common stock	7		7
Ordinary Shares
Shareholders' Equity
Common stock	$ 358		$ 358

[1]	At November 30, 2014 and 2013, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.6 billion, $12.6 billion, $0.3 billion and $0.1 billion and $18.3 billion, $13.2 billion, $0.3 billion and $0.1 billion, respectively.
[2]	The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2014, 67% and 33% (69% and 31% at November 30, 2013) of our debt was U.S. dollar and euro-denominated, respectively, including the effect of foreign currency swaps. At November 30, 2014, 52% and 48% (59% and 41% at November 30, 2013) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring additional costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 10) could become due, and all debt and derivative contracts could be terminated. At November 30, 2014, we believe we were in compliance with all of our debt covenants.